Cash and cash equivalents and Marketable securities (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents

7.1.	Cash and cash equivalents
	12.31.2021	12.31.2020
Cash at bank and in hand	299	552
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,951	2,592
Other investment funds	163	28
	2,114	2,620
- Abroad
Time deposits	4,310	2,574
Automatic investing accounts and interest checking accounts	3,732	5,633
Other financial investments	12	332
	8,054	8,539
Total short-term financial investments	10,168	11,159
Total cash and cash equivalents	10,467	11,711

Marketable securities

7.2.	Marketable securities
			12.31.2021			12.31.2020
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	650	−	650	652	−	652
Amortized cost	44	−	44	44	7	51
Total	694	−	694	696	7	703
Current	650	−	650	652	7	659
Non-current	44	−	44	44	−	44